Morgan Stanley Health Sciences Trust
Letter to the Shareholders o January 31, 2002

Dear Shareholder:

The six-month period ended January 31, 2002 was marked by recession in the U.S. economy and terrorist attacks on U.S. soil. Expectations for corporate earnings generally declined in this period, as did stock market valuations. Trading was volatile and somewhat directionless from the standpoint that few industry sectors outperformed for sustained periods of time.

Health-care stocks modestly outperformed the broad market during the period as investors sought out areas of the market with more stable and predictable earnings growth. Both pharmaceutical and biotechnology stocks outperformed the Standard & Poor's 500 Index (S&P 500), with the American Stock Exchange (AMEX) Pharmaceutical Index declining 5.9 percent and the AMEX Biotechnology Index declining 5.6 percent versus a decline of 6.01 percent for the S&P 500. Health-care services stocks outperformed the market more substantially; an informal index of the ten largest-capitalization health-care-services stocks increased 1.3 percent on average during the period.

Business fundamentals remained strong for health-care services stocks during the period under review. Earnings expectations have generally been rising for these companies as they have experienced an attractive combination of strong pricing and volume growth. Earnings results among several large-capitalization pharmaceutical companies were very disappointing relative to this group's historical pattern, and the group's stock performance was correspondingly disappointing, especially given the weakness in most economically sensitive stock sectors. The industry's recent woes can be attributed to several factors, including the patent expirations of several major drugs, a more-cautious approach by the FDA to approving new drugs and a slowdown in the flow of new blockbuster product launches. Biotechnology business fundamentals have been strong, driven by several significant pipeline advances and important new drug approvals.

Performance and Portfolio Strategy


For the six-month period ended January 31, 2002, Morgan Stanley Health Sciences Trust's Class B shares posted a total return of -1.52 percent, outperforming the S&P 500's return of -6.01 percent.* For the same period, the Fund's Class A, C and D shares produced total returns of -1.13 percent, -1.46 percent and -1.01 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's outperformance relative to the market reflected the performance of the health-care sector overall. In particular, it was helped by the Fund's sizable position in the stocks of health-care services companies.


--------------
* The Standard & Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Health Sciences Trust
Letter to the Shareholders o January 31, 2002 continued

The Fund considers investments in all areas of the health-care market, with a particular focus on companies we believe have strong and/or improving business fundamentals that may lead to above-average earnings growth. We also seek out development-stage companies we believe have valuable intellectual property likely to lead to strong sales and earnings prospects upon product commercialization.

As of January 31, 2002, approximately 29 percent of the Fund's assets were allocated to pharmaceutical companies (including specialty pharmaceuticals, generics manufacturers and others), 30 percent to biotechnology, 19 percent to various health-care services companies, 17 percent to medical device/supply makers and other companies and 5 percent to cash equivalents. Foreign stocks and American Depositary Receipts (ADRs) represented 4.5 percent of the Fund's net assets. The Fund's top 10 holdings were Pfizer, American Home Products, Gilead Sciences, Baxter International, Idec Pharmaceuticals, Amgen, Bristol-Myers Squibb, Laboratory Corp. of America Holdings, Medimmune and Quest Diagnostics.


Looking Ahead

We continue to be optimistic about the Fund's long-term prospects, for two main reasons. First, aging populations in the United States and other developed countries are likely to increasingly utilize health-care products and services. In addition, scientific innovation is likely to continue to lead to new therapies and products that either meet previously unmet medical needs or improve on existing therapies and products.

In the near term, we believe that the performance of health-care stocks will be heavily influenced by the degree of strength of the economic and corporate-earnings recoveries. A vigorous recovery would likely lead to fund flows out of steady-growth health-care names into more cyclically sensitive areas of the market. Conversely, should the economic and corporate earnings recoveries not materialize as currently expected (current consensus expectations are for S&P 500 earnings to increase 15 percent in 2002), we believe the health-care sector would likely perform well relative to the rest of the market.

We appreciate your ongoing support of Morgan Stanley Health Sciences Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
--------------------------               ----------------------
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President

Morgan Stanley Health Sciences Trust
Fund Performance o January 31, 2002


                   Average Annual Total Returns
--------------------------------------------------------------------------------
                          Class A Shares*
-------------------------------------------------------------------
Period Ended 1/31/02
---------------------------
1 Year                          (3.05)%(1)         (8.14)%(2)
Since Inception (7/28/97)       16.26 %(1)         14.88 %(2)

                          Class B Shares**
--------------------------------------------------------------------
Period Ended 1/31/02
----------------------------
1 Year                           (3.83)%(1)         (8.57)%(2)
5 Years                          12.78 %(1)         12.53 %(2)
Since Inception (10/30/92)       13.71 %(1)         13.71 %(2)

                          Class C Shares+
-------------------------------------------------------------------
Period Ended 1/31/02
---------------------------
1 Year                          (3.83)%(1)         (4.77)%(2)
Since Inception (7/28/97)       15.40 %(1)         15.40 %(2)

                          Class D Shares++
-------------------------------------------------------------------
Period Ended 1/31/02
---------------------------
1 Year                          (2.91)%(1)
Since Inception (7/28/97)       16.48 %(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum  front-end  sales  charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

Morgan Stanley Health Sciences Trust
Portfolio of Investments o January 31, 2002 (unaudited)


 NUMBER OF
   SHARES                                                VALUE
-----------------------------------------------------------------------------
                Common Stocks (95.5%)
                Biotechnology (30.1%)
164,100         Affymetrix, Inc.* .................   $ 4,619,415
388,700         Amgen Inc.* .......................    21,572,850
488,600         Bruker Daltonics, Inc.* ...........     6,947,892
443,100         Celgene Corp.* ....................    12,149,802
 85,200         Cephalon, Inc.* ...................     5,587,416
239,400         CuraGen Corp.* ....................     3,902,220
150,700         CV Therapeutics, Inc.* ............     6,440,918
150,000         deCODE genetics, Inc.
                (Iceland)* ........................     1,335,000
 39,600         Enzon, Inc.* ......................     2,086,128
424,700         Exelixis, Inc.* ...................     5,202,575
175,000         Genaissance
                Pharmaceuticals, Inc.* ............       712,075
243,400         Genentech, Inc.* ..................    12,036,130
163,500         Genzyme Corp. (General
                Division)* ........................     7,457,235
371,300         Gilead Sciences, Inc.* ............    24,286,733
372,300         IDEC Pharmaceuticals Corp.*........    22,136,958
147,400         InterMune Inc.* ...................     6,264,500
 20,000         Interneuron Pharmaceuticals, Inc.*        203,200
 75,000         Invitrogen Corp.* .................     4,039,500
415,692         MedImmune, Inc.* ..................    17,612,870
158,000         Neurocrine Biosciences, Inc.* .....     6,574,380
321,600         NPS Pharmaceuticals, Inc.* ........     9,648,000
 91,900         OSI Pharameceuticals Inc.* ........     3,684,271
354,100         Regeneron Pharmaceuticals,
                Inc.* .............................     8,781,680
 76,000         SFBC International, Inc.* .........     1,519,240
386,700         SICOR Inc.* .......................     6,071,190
597,500         Telik, Inc.* ......................     6,572,500
 90,000         Third Wave Technologies* ..........       587,700
 69,200         Transkaryotic Therapies,
                Inc.* .............................     2,688,420
227,600         Tularik Inc.* .....................     5,027,684
 95,200         Vertex Pharmaceuticals, Inc.*......     1,879,248
300,000         Vion Pharmaceuticals, Inc.* .......     1,304,700
                                                      -----------
                                                      218,932,430
                                                      -----------
                Hospital/Nursing Management (6.8%)
529,500         Community Health Care* ............    12,437,955
317,400         HCA Inc. ..........................    13,489,500


NUMBER OF
 SHARES                                                   VALUE
-----------                                          --------------
146,700         Tenet Healthcare Corp.* ...........   $ 9,357,993
228,100         Triad Hospitals, Inc.* ............     7,230,770
158,700         Universal Health Services, Inc.
                (Class B)* ........................     6,641,595
                                                      -----------
                                                       49,157,813
                                                      -----------
                  Industrial Conglomerates (0.8%)
167,700         Tyco International Ltd.
                (Bermuda) .........................     5,894,655
                                                      -----------
                Managed Health Care (1.8%)
294,700         Oxford Health Plans, Inc.* ........    10,898,006
 29,700         UnitedHealth Group Inc. ...........     2,208,195
                                                      -----------
                                                       13,106,201
                                                      -----------
                Medical Distributors (4.3%)
255,000         AmerisourceBergen Corp. ...........    16,506,150
125,800         Andrx Group * .....................     7,389,492
115,762         Cardinal Health, Inc. .............     7,629,874
                                                      -----------
                                                       31,525,516
                                                      -----------
                Medical Specialties (11.0%)
158,800         Apogent Technologies Inc.* ........     3,982,704
200,700         Applera Corp. - Applied
                Biosystems Group ..................     4,481,631
405,100         Baxter International, Inc. ........    22,616,733
193,700         Becton, Dickinson & Co. ...........     7,015,814
120,000         Biomet, Inc. ......................     3,874,800
166,900         Boston Scientific Corp.* ..........     3,750,243
 90,000         Cerus Corp.* ......................     4,508,100
 94,000         Cooper Companies, Inc. (The).......     4,403,900
225,700         Given Imaging Ltd. (Israel)* ......     2,954,413
329,934         Medtronic, Inc. ...................    16,255,848
116,000         Urologix, Inc.* ...................     2,030,000
115,340         Zimmer Holdings, Inc.* ............     3,752,010
                                                      -----------
                                                       79,626,196
                                                      -----------
                Personnel Services (0.8%)
255,000         AMN Healthcare Services,
                Inc.* .............................     5,967,000
                                                      -----------
                Pharmaceuticals: Generic Drugs (1.3%)
225,000         American Pharmaceuticals
                Partners, Inc.* ...................     3,467,250
172,800         Taro Pharmaceuticals
                Industries Ltd. (Israel)* .........     5,602,176
                                                      -----------
                                                        9,069,426
                                                      -----------

                        See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Portfolio of Investments o January 31, 2002 (unaudited) continued


 NUMBER OF
   SHARES                                                VALUE
------------                                         --------------
               Pharmaceuticals: Major (24.8%)
  273,700      Abbott Laboratories ...............   $15,792,490
  453,000      American Home Products
               Corp. .............................    29,290,980
  116,600      AstraZeneca PLC (ADR)
               (United Kingdom) ..................     5,479,034
  473,300      Bristol-Myers Squibb Co. ..........    21,473,621
  298,900      GlaxoSmithKline PLC (ADR)
               (United Kingdom) ..................    14,412,958
  199,600      Johnson & Johnson .................    11,478,996
   94,800      Lilly (Eli) & Co. .................     7,119,480
1,121,158      Pfizer, Inc. ......................    46,718,654
   97,200      Pharmacia Corp. ...................     3,936,600
  193,300      Sanofi-Synthelabo S.A.
               (France) ..........................    12,910,758
  367,600      Schering-Plough Corp. .............    11,902,888
                                                     -----------
                                                     180,516,459
                                                     -----------
               Pharmaceuticals: Other (3.3%)
  300,000      Allos Therapeutics Inc.* ..........     1,800,000
   41,800      Biovail Corp. (Canada)* ...........     1,963,764
  187,500      Forest Laboratories, Inc.* ........    15,543,750
  256,400      Salix Pharmaceuticals, Ltd.*.......     4,422,900
                                                     -----------
                                                      23,730,414
                                                     -----------
               Services to the Health Industry (9.6%)
  210,400      Accredo Health, Inc.* .............    10,094,992
  410,400      AdvancePCS* .......................    12,669,048
  428,600      Dynacare Inc. (Canada)* ...........     6,643,300
  229,200      Laboratory Corp. of America
               Holdings* .........................    18,656,880
  250,400      Quest Diagnostics Inc.* ...........    17,350,216
  177,000      Specialty Laboratories, Inc.*......     4,692,270
                                                     -----------
                                                      70,106,706
                                                     -----------
               Wholesale Distributors (0.9%)
  243,400      Fisher Scientific International,
               Inc.* .............................     6,656,990
                                                     -----------
               Total Common Stocks
               (Cost $566,525,260) ...............   694,289,806
                                                     -----------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                        VALUE
-----------                                  ---------------
              Short-Term Investment (4.7%)
              Repurchase Agreement
$  33,922     Joint repurchase agreement
              account 1.91% due
              02/01/02 (dated
              01/31/02; proceeds
              $33,923,800) (a)
              (Cost $33,922,000)..........   $ 33,922,000
                                             ------------


Total Investments
(Cost $600,447,260) (b) .........   100.2%          728,211,806
Liabilities in Excess of Other
Assets ..........................   ( 0.2)           (1,142,583)
                                    -----           -----------
Net Assets ......................   100.0%         $727,069,223
                                    -----           -----------

---------------------------
ADR  American Depository Receipt.
 *   Non-income producing security.
(a)  Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $143,530,066 and the aggregate gross unrealized depreciation is $15,765,520, resulting in net unrealized appreciation of $127,764,546.


Forward Foreign Currency Contracts Open at January 31, 2002:


  CONTRACTS      IN EXCHANGE     DELIVERY      UNREALIZED
  TO DELIVER         FOR           DATE       APPRECIATION
-------------   -------------   ----------   -------------
CHF 3,059,668   $1,789,489      02/01/02     $11,646
CHF 3,248,954   $1,889,366      02/04/02       1,537
                                             -------
  Total unrealized appreciation ........     $13,183
                                             -------


Currency Abbreviation:
----------------------
CHF    Swiss Franc.

                        See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Financial Statements

Statement of Assets and Liabilities
January 31, 2002 (unaudited)



Assets:
Investments in securities, at value
 (cost $600,447,260) ..................................................    $728,211,806
Unrealized appreciation on forward foreign currency contracts .........          13,183
Receivable for:
  Investments sold ....................................................       7,939,316
  Shares of beneficial interest sold ..................................       1,597,662
  Dividends ...........................................................         199,922
  Foreign withholding taxes reclaimed .................................          50,166
  Interest ............................................................           1,800
Prepaid expenses and other assets .....................................          68,144
                                                                           ------------
  Total Assets ........................................................     738,081,999
                                                                           ------------
Liabilities:
Payable for:
  Investments purchased ...............................................       9,327,703
  Investment management fee ...........................................         619,857
  Distribution fee ....................................................         594,393
  Shares of beneficial interest repurchased ...........................         300,830
Accrued expenses and other payables ...................................         169,993
                                                                           ------------
  Total Liabilities ...................................................      11,012,776
                                                                           ------------
  Net Assets ..........................................................    $727,069,223
                                                                           ============
Composition of Net Assets:
Paid-in-capital .......................................................    $610,421,452
Net unrealized appreciation ...........................................     127,761,661
Accumulated net investment loss .......................................      (5,566,134)
Accumulated net realized loss .........................................      (5,547,756)
                                                                           ------------
  Net Assets ..........................................................    $727,069,223
                                                                           ============
Class A Shares:
Net Assets ............................................................    $ 12,238,899
Shares Outstanding (unlimited authorized, $.01 par value) .............         691,489
  Net Asset Value Per Share ...........................................    $      17.70
                                                                           ============
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) .....................    $      18.68
                                                                           ============
Class B Shares:
Net Assets ............................................................    $657,610,701
Shares Outstanding (unlimited authorized, $.01 par value) .............      38,777,467
  Net Asset Value Per Share ...........................................    $      16.96
                                                                           ============
Class C Shares:
Net Assets ............................................................    $ 25,183,236
Shares Outstanding (unlimited authorized, $.01 par value) .............       1,484,379
  Net Asset Value Per Share ...........................................    $      16.97
                                                                           ============
Class D Shares:
Net Assets ............................................................    $ 32,036,387
Shares Outstanding (unlimited authorized, $.01 par value) .............       1,789,656
  Net Asset Value Per Share ...........................................    $      17.90
                                                                           ============

                        See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Financial Statements continued

Statement of Operations
For the six months ended January 31, 2002 (unaudited)



Net Investment Loss:
Income
Dividends (net of $20,371 foreign withholding tax) .........     $   1,739,492
Interest ...................................................           307,619
                                                                 -------------
  Total Income .............................................         2,047,111
                                                                 -------------
Expenses
Investment management fee ..................................         3,478,031
Distribution fee (Class A shares) ..........................            14,519
Distribution fee (Class B shares) ..........................         3,218,642
Distribution fee (Class C shares) ..........................           118,679
Transfer agent fees and expenses ...........................           524,213
Registration fees ..........................................            65,003
Shareholder reports and notices ............................            63,027
Professional fees ..........................................            35,944
Custodian fees .............................................            34,121
Trustees' fees and expenses ................................            10,705
Other ......................................................             8,734
                                                                 -------------
  Total Expenses ...........................................         7,571,618
                                                                 -------------
  Net Investment Loss ......................................        (5,524,507)
                                                                 -------------
Net Realized and Unrealized Gain (Loss):
Net realized gain ..........................................        13,645,958
Net change in unrealized appreciation ......................       (19,236,787)
                                                                 -------------
  Net Loss .................................................        (5,590,829)
                                                                 -------------
Net Decrease ...............................................     $ (11,115,336)
                                                                 =============


                        See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Financial Statements continued

Statement of Changes in Net Assets




                                                                                           FOR THE SIX      FOR THE YEAR
                                                                                          MONTHS ENDED          ENDED
                                                                                        JANUARY 31, 2002    JULY 31, 2001
                                                                                       ------------------ ----------------
                                                                                          (unaudited  )
Increase (Decrease) in Net Assets:
Operations:
Net investment loss ..................................................................   $  (5,524,507)    $  (9,755,996)
Net realized gain ....................................................................      13,645,958        36,520,473
Net change in unrealized appreciation ................................................     (19,236,787)      (25,894,013)
                                                                                         -------------     -------------
  Net Increase (Decrease) ............................................................     (11,115,336)          870,464
                                                                                         -------------     -------------
Distributions to Shareholders from Net Realized Gain*:
Class A shares .......................................................................        (150,654)       (1,206,779)
Class B shares .......................................................................      (9,096,404)      (82,896,743)
Class C shares .......................................................................        (337,319)       (3,115,535)
Class D shares .......................................................................        (450,452)       (1,780,958)
                                                                                         -------------     -------------
  Total Distributions ................................................................     (10,034,829)      (89,000,015)
                                                                                         -------------     -------------
Net increase from transactions in shares of beneficial interest ......................      59,286,094       231,394,024
                                                                                         -------------     -------------
  Net Increase .......................................................................      38,135,929       143,264,473
Net Assets:
Beginning of period ..................................................................     688,933,294       545,668,821
                                                                                         -------------     -------------
End of Period
(Including accumulated net investment losses of $5,566,134 and $41,627, respectively)    $ 727,069,223     $ 688,933,294
                                                ==========     ========                  =============     =============

------------
*     Includes Short-Term Gains of:


  Class A shares .................. $   19,433     $   824,366
  Class B shares ..................  1,173,335      56,627,866
  Class C shares ..................     43,511       2,128,263
  Class D shares ..................     58,103       1,216,596
                                    ----------     -----------
   Total Short-Term Gains ......... $1,294,382     $60,797,091
                                    ==========     ===========




                        See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Notes to Financial Statements o January 31, 2002 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Health Sciences Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing in securities of companies in the health sciences industry throughout the world. The Fund was organized as a Massachusetts business trust on May 26, 1992 and commenced operations on October 30, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors, Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Health Sciences Trust
Notes to Financial Statements o January 31, 2002 (unaudited) continued

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Health Sciences Trust
Notes to Financial Statements o January 31, 2002 (unaudited) continued

H. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 1.0% to the portion of daily net assets not exceeding $500 million; 0.95% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; and 0.925% to the portion of daily net assets in excess of $1 billion.


3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of

Morgan Stanley Health Sciences Trust
Notes to Financial Statements o January 31, 2002 (unaudited) continued

contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $17,000,000 at January 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $1,400, $502,000 and $8,000, respectively and received approximately $108,000, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2002, aggregated $292,635,174 and $257,615,286, respectively.

For the six months ended January 31, 2002, the Fund incurred brokerage commissions of $34,830 with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At January 31, 2002, the Fund's payables for securities purchased included unsettled trades with Morgan Stanley DW Inc. of $1,077,544.

For the six months ended January 31, 2002, the Fund incurred brokerage commissions of $5,630 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $14,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended January 31, 2002, included in Trustees

Morgan Stanley Health Sciences Trust
Notes to Financial Statements o January 31, 2002 (unaudited) continued

fees and expenses in the Statement of Operations amounted to $3,890. At January 31, 2002, the Fund had an accrued pension liability of $47,828 which is included in accrued expenses in the Statement of Assets and Liabilities.


5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                     FOR THE SIX                         FOR THE YEAR
                                                    MONTHS ENDED                             ENDED
                                                  JANUARY 31, 2002                       JULY 31, 2001
                                          ---------------------------------   -----------------------------------
                                                     (unaudited)
                                               SHARES            AMOUNT            SHARES             AMOUNT
                                          ---------------   ---------------   ----------------   ----------------
CLASS A SHARES
Sold ..................................         519,236      $   9,230,631         1,019,170      $   20,159,532
Reinvestment of distributions .........           8,044            146,158            53,842           1,052,618
Redeemed ..............................        (522,461)        (9,059,893)         (840,498)        (17,032,218)
                                               --------      -------------         ---------      --------------
Net increase - Class A ................           4,819            316,896           232,514           4,179,932
                                               --------      -------------         ---------      --------------
CLASS B SHARES
Sold ..................................       6,609,508        114,139,779        17,098,242         333,645,050
Reinvestment of distributions .........         479,263          8,353,542         4,019,798          76,014,379
Redeemed ..............................      (4,895,117)       (83,680,744)      (11,447,630)       (210,387,392)
                                             ----------      -------------       -----------      --------------
Net increase - Class B ................       2,193,654         38,812,577         9,670,410         199,272,037
                                             ----------      -------------       -----------      --------------
CLASS C SHARES
Sold ..................................         350,304          6,029,613         1,143,300          22,583,656
Reinvestment of distributions .........          18,449            321,562           156,217           2,955,637
Redeemed ..............................        (211,583)        (3,634,527)         (700,026)        (12,467,766)
                                             ----------      -------------       -----------      --------------
Net increase - Class C ................         157,170          2,716,648           599,491          13,071,527
                                             ----------      -------------       -----------      --------------
CLASS D SHARES
Sold ..................................       1,208,653         21,443,966         1,464,557          29,415,873
Reinvestment of distributions .........           5,695            104,626            88,151           1,739,221
Redeemed ..............................        (224,855)        (4,108,619)         (915,879)        (16,284,566)
                                             ----------      -------------       -----------      --------------
Net increase - Class D ................         989,493         17,439,973           636,829          14,870,528
                                             ----------      -------------       -----------      --------------
Net increase in Fund ..................       3,345,136      $  59,286,094        11,139,244      $  231,394,024
                                             ==========      =============        ==========      ==============

6. Federal Income Tax Status

Capital and foreign currency losses incurred after October 31, ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $6,516,000 and $16,000, respectively during fiscal 2001.

Morgan Stanley Health Sciences Trust
Notes to Financial Statements o January 31, 2002 (unaudited) continued

As of July 31, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.


7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At January 31, 2002, there were outstanding forward contracts.

Morgan Stanley Health Sciences Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                         FOR THE
                                                                                                                          PERIOD
                                                  FOR THE SIX                  FOR THE YEAR ENDED JULY 31             JULY 28, 1997*
                                                 MONTHS ENDED    -----------------------------------------------------    THROUGH
                                               JANUARY 31, 2002     2001           2000           1999          1998   JULY 31, 1997
                                            ----------------------------------------------------------------------------------------
                                                   (unaudited)
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period .......       $  18.14       $  19.81       $ 13.39        $ 15.31      $ 15.10    $ 15.03
                                                   --------       --------       -------        -------      -------    -------
Income (loss) from investment operations:
 Net investment loss .......................         (0.08)         (0.13)         (0.13)        ( 0.10)      ( 0.18)       -
 Net realized and unrealized gain (loss) ...         (0.12)          1.04           7.51           1.59         1.55      0.07
                                                   --------       --------       -------        -------      -------    -------
Total income (loss) from investment
 operations ................................         (0.20)          0.91           7.38           1.49         1.37      0.07
                                                   --------       --------       -------        -------      -------    -------
Less distributions from net realized gain ..         (0.24)         (2.58)         (0.96)        ( 3.41)      ( 1.16)       -
                                                   --------       --------       -------        -------      -------    -------
Net asset value, end of period .............       $  17.70       $  18.14       $ 19.81        $ 13.39      $ 15.31    $ 15.10
                                                   ========       ========       =======        =======      =======    =======
Total Return+ ..............................          (1.13)%(1)      3.65 %       58.44 %        10.03 %       9.94 %     0.47 %(1)
Ratios to Average Net Assets:
Expenses ...................................           1.45 %(2)(3)   1.35 %(3)     1.45 %(3)      1.47 %(3)    1.51 %     1.57 %(2)
Net investment loss ........................          (0.87)%(2)(3)  (0.66)%(3)    (0.79)%(3)     (0.74)%(3)   (1.06)%    (0.55)%(2)
Supplemental Data:
Net assets, end of period, in thousands ....        $12,239        $12,455        $8,996         $  707       $  260     $   10
Portfolio turnover rate ....................             38 %(1)       145 %         191 %          148 %        139 %       85 %


------------

*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Financial Highlights continued



                                              FOR THE SIX                      FOR THE YEAR ENDED JULY 31,
                                             MONTHS ENDED     ----------------------------------------------------------------------
                                          JANUARY 31, 2002++      2001++         2000++        1999++        1998++        1997*
                                         -------------------- ----------------------------------------------------------------------
                                            (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ....   $    17.46         $    19.30      $    13.17     $    15.22     $    15.10  $    14.97
                                            ----------         ----------      ----------     ----------     ----------  ----------
Income (loss) from investment operations:
 Net investment loss ....................        (0.14)             (0.27)          (0.24)         (0.21)         (0.31)      (0.31)
 Net realized and unrealized gain
  (loss) ................................        (0.12)             1.01             7.33           1.57           1.59        1.39
                                            ----------         ----------      ----------     ----------     ----------  ----------
Total income (loss) from investment
 operations .............................        (0.26)             0.74             7.09           1.36           1.28        1.08
                                            ----------         ----------      ----------     ----------     ----------  ----------
Less distributions from net realized
 gain ...................................        (0.24)            (2.58)           (0.96)         (3.41)         (1.16)      (0.95)
                                            ----------         ----------      ----------     ----------     ----------  ----------
Net asset value, end of period ..........   $    16.96         $    17.46      $    19.30     $    13.17     $    15.22  $    15.10
                                            ==========         ==========      ==========     ==========     ==========  ==========

Total Return+ ...........................        (1.52)%(1)          2.81 %         57.16 %         9.12 %         9.33 %     7.55 %
Ratios to Average Net Assets:
Expenses ................................         2.20 %(2)(3)       2.16 %(3)       2.20 %(3)      2.27 %(3)      2.26 %     2.25 %
Net investment loss .....................        (1.62)%(2)(3)      (1.47)%(3)      (1.54)%(3)     (1.54)%(3)     (1.87)%    (2.08)%

Supplemental Data:
Net assets, end of period, in
 thousands ..............................     $657,611           $638,640        $519,365       $295,446       $355,416   $422,667
Portfolio turnover rate .................           38 %(1)           145 %           191 %          148 %          139 %       85 %

------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares. ++The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Financial Highlights continued



                                                                                                                     FOR THE PERIOD
                                                 FOR THE SIX                   FOR THE YEAR ENDED JULY 31             JULY 28, 1997*
                                                MONTHS ENDED      ---------------------------------------------------    THROUGH
                                              JANUARY 31, 2002      2001          2000          1999          1998    JULY 31, 1997
                                              -------------------------------------------------------------------------------------
                                                  (unaudited)
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period ........     $  17.46        $  19.30      $  13.18      $ 15.23      $ 15.10    $ 15.03
                                                  --------        --------      --------      -------      -------    -------
Income (loss) from investment operations:
 Net investment loss ........................        (0.14)          (0.27)        (0.25)       (0.21)       (0.29)        -
 Net realized and unrealized gain (loss) ....        (0.11)           1.01          7.33         1.57         1.58       0.07
                                                  --------        --------      --------      -------      -------    -------
Total income (loss) from investment
 operations .................................        (0.25)          0.74           7.08         1.36         1.29       0.07
                                                  --------        --------      --------      -------      -------    -------
Less distributions from net realized gain ...        (0.24)          (2.58)        (0.96)      ( 3.41)       (1.16)        -
                                                  --------        --------      --------      -------      -------    -------
Net asset value, end of period ..............     $  16.97        $  17.46      $  19.30      $ 13.18      $ 15.23    $ 15.10
                                                  ========        ========      ========      =======      =======    =======

Total Return+ ...............................        (1.46)%(1)       2.80 %       57.04 %       9.13 %       9.40 %     0.47 %(1)
Ratios to Average Net Assets:
Expenses ....................................         2.20 %(2)(3)    2.16 %(3)     2.20 %(3)    2.27 %(3)    2.27 %     2.31 %(2)
Net investment loss .........................        (1.62)%(2)(3)   (1.47)%(3)    (1.54)%(3)   (1.54)%(3)   (1.78)%    (1.28)%(2)

Supplemental Data:
Net assets, end of period, in thousands .....      $25,183         $23,178       $14,048       $1,562       $  485    $   20
Portfolio turnover rate .....................           38 %(1)        145 %         191 %        148 %        139 %      85 %

------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
Financial Highlights continued



                                                                                                                  FOR THE PERIOD
                                              FOR THE SIX                   FOR THE YEAR ENDED JULY 31           JULY 28, 1997*
                                             MONTHS ENDED      --------------------------------------------------    THROUGH
                                           JANUARY 31, 2002      2001          2000          1999         1998    JULY 31, 1997
                                           -------------------------------------------------------------------------------------
Class D Shares++                               (unaudited)
Selected Per Share Data:
Net asset value, beginning of period ......    $  18.32        $  19.96      $ 13.46       $ 15.35     $ 15.10      $ 15.03
                                               --------        --------      -------       -------     -------      -------
Income (loss) from investment operations:
 Net investment loss ......................       (0.06)          (0.09)       (0.10)        (0.09)      (0.14)         -
 Net realized and unrealized gain (loss) ..       (0.12)           1.03         7.56          1.61        1.55        0.07
                                               --------        --------      -------       -------     -------      -------
Total income (loss) from investment
 operations ...............................       (0.18)           0.94         7.46          1.52        1.41        0.07
                                               --------        --------      -------       -------     -------      -------
Less distributions from net realized gain .       (0.24)          (2.58)       (0.96)        (3.41)      (1.16)         -
                                               --------        --------      -------       -------     -------      -------
Net asset value, end of period ............    $  17.90        $  18.32      $ 19.96       $ 13.46     $ 15.35      $ 15.10
                                               ========        ========      =======       =======     =======      =======

Total Return+ .............................       (1.01)%(1)       3.79 %      58.74 %       10.22 %     10.22 %       0.47 %(1)
Ratios to Average Net Assets:
Expenses ..................................        1.20 %(2)(3)    1.16 %(3)    1.20 %(3)     1.27 %(3)   1.26 %       1.31 %(2)
Net investment loss .......................       (0.62)%(2)(3)   (0.47)%(3)   (0.54)%(3)    (0.54)%(3)  (0.79)%      (0.29)%(2)

Supplemental Data:
Net assets, end of period, in thousands ...    $32,036          $14,660       $3,260        $1,485      $1,244      $    10
Portfolio turnover rate ...................         38 %(1)         145 %        191 %         148 %       139 %         85 %

------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

                 (This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedian
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

Officers

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Peter Dannenbaum
Vice President

Alexander Denner
Vice President

Thomas F. Caloia
Treasurer

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.                          37956RPT



Morgan Stanley


[GRAPHIC OMITTED]




Morgan Stanley
Health Sciences Trust




Semiannual Report
January 31, 2002